Cover	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Entity File Number	0-24249
Entity Registrant Name	INTERPACE BIOSCIENCES, INC.
Entity Central Index Key	0001054102
Entity Tax Identification Number	22-2919486
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Waterview Plaza
Entity Address, Address Line Two	Suite 310
Entity Address, Address Line Three	2001 Route 46
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(855)
Local Phone Number	776-6419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false